Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000011951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000052898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011957
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000050068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000141922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000050066
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000061365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000050069
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000087836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000119708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000154544
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000170244
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000050065
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000106873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000186806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000100212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000052897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000100213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000109986
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000109985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000109988
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000109983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000108746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000011951
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%	1.53%		4.40%
Without Sales Load [Member] | C000052898
Average Annual Return [Line Items]
Average Annual Return, Percent	24.62%	8.25%		8.31%
Without Sales Load [Member] | C000011954
Average Annual Return [Line Items]
Average Annual Return, Percent	19.21%	5.29%		2.61%
Without Sales Load [Member] | C000011957
Average Annual Return [Line Items]
Average Annual Return, Percent	16.01%	6.83%		7.70%
Without Sales Load [Member] | C000011958
Average Annual Return [Line Items]
Average Annual Return, Percent	26.90%	13.56%		9.55%
Without Sales Load [Member] | C000011965
Average Annual Return [Line Items]
Average Annual Return, Percent	93.10%	19.85%		19.63%
Without Sales Load [Member] | C000050068
Average Annual Return [Line Items]
Average Annual Return, Percent	31.69%	1.35%		2.45%
Without Sales Load [Member] | C000141922
Average Annual Return [Line Items]
Average Annual Return, Percent	36.61%	9.68%		9.77%
Without Sales Load [Member] | C000011970
Average Annual Return [Line Items]
Average Annual Return, Percent	37.50%	7.52%		8.58%
Without Sales Load [Member] | C000011950
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%	7.31%		8.40%
Without Sales Load [Member] | C000011968
Average Annual Return [Line Items]
Average Annual Return, Percent	28.05%	7.82%		6.07%
Without Sales Load [Member] | C000011969
Average Annual Return [Line Items]
Average Annual Return, Percent	27.70%	12.70%		11.55%
Without Sales Load [Member] | C000050066
Average Annual Return [Line Items]
Average Annual Return, Percent	26.65%	11.98%		4.21%
Without Sales Load [Member] | C000061365
Average Annual Return [Line Items]
Average Annual Return, Percent	31.62%	12.93%		11.09%
Without Sales Load [Member] | C000011953
Average Annual Return [Line Items]
Average Annual Return, Percent	28.09%	9.53%		9.10%
Without Sales Load [Member] | C000011955
Average Annual Return [Line Items]
Average Annual Return, Percent	28.18%	12.03%		7.08%
Without Sales Load [Member] | C000011959
Average Annual Return [Line Items]
Average Annual Return, Percent	32.90%	12.49%		8.06%
Without Sales Load [Member] | C000011962
Average Annual Return [Line Items]
Average Annual Return, Percent	156.32%	18.33%		14.45%
Without Sales Load [Member] | C000050069
Average Annual Return [Line Items]
Average Annual Return, Percent	16.58%	14.01%		3.34%
Without Sales Load [Member] | C000087836
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%	7.67%		11.58%
Without Sales Load [Member] | C000119708
Average Annual Return [Line Items]
Average Annual Return, Percent	35.52%	8.07%		9.18%
Without Sales Load [Member] | C000154544
Average Annual Return [Line Items]
Average Annual Return, Percent	38.45%	10.09%		10.06%
Without Sales Load [Member] | C000170244
Average Annual Return [Line Items]
Average Annual Return, Percent	36.87%	7.29%		9.11%
Without Sales Load [Member] | C000050065
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.18%)	(2.03%)		3.94%
Without Sales Load [Member] | C000106873
Average Annual Return [Line Items]
Average Annual Return, Percent	39.28%	7.84%		9.54%
Without Sales Load [Member] | C000186806
Average Annual Return [Line Items]
Average Annual Return, Percent	58.81%	12.05%	10.16%
Without Sales Load [Member] | C000100212
Average Annual Return [Line Items]
Average Annual Return, Percent	23.94%	6.23%		6.25%
Without Sales Load [Member] | C000052897
Average Annual Return [Line Items]
Average Annual Return, Percent	19.01%	6.99%		8.63%
Without Sales Load [Member] | C000100213
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%	5.89%		7.69%
Without Sales Load [Member] | C000011961
Average Annual Return [Line Items]
Average Annual Return, Percent	46.42%	17.24%		14.94%
Without Sales Load [Member] | C000011967
Average Annual Return [Line Items]
Average Annual Return, Percent	21.03%	7.18%		6.96%
Without Sales Load [Member] | C000011972
Average Annual Return [Line Items]
Average Annual Return, Percent	21.02%	9.89%		10.38%
Without Sales Load [Member] | C000011971
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%	6.97%		9.64%
Without Sales Load [Member] | C000011973
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	7.49%		7.93%
Without Sales Load [Member] | C000011952
Average Annual Return [Line Items]
Average Annual Return, Percent	26.30%	17.95%		14.41%
Without Sales Load [Member] | C000011956
Average Annual Return [Line Items]
Average Annual Return, Percent	35.41%	7.91%		13.14%
Without Sales Load [Member] | C000011960
Average Annual Return [Line Items]
Average Annual Return, Percent	34.27%	21.01%		12.50%
Without Sales Load [Member] | C000011963
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%	5.57%		9.91%
Without Sales Load [Member] | C000011964
Average Annual Return [Line Items]
Average Annual Return, Percent	15.57%	6.47%		9.78%
Without Sales Load [Member] | C000109986
Average Annual Return [Line Items]
Average Annual Return, Percent	19.57%	5.69%		8.97%
Without Sales Load [Member] | C000109985
Average Annual Return [Line Items]
Average Annual Return, Percent	62.94%	28.46%		16.73%
Without Sales Load [Member] | C000109988
Average Annual Return [Line Items]
Average Annual Return, Percent	62.20%	12.28%		16.22%
Without Sales Load [Member] | C000109983
Average Annual Return [Line Items]
Average Annual Return, Percent	87.69%	24.71%		13.07%
Without Sales Load [Member] | C000108746
Average Annual Return [Line Items]
Average Annual Return, Percent	20.48%	11.34%		13.20%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	20.02%	12.32%		15.35%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
S&P Emerging Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Emerging Broad Market Index (Net)
Average Annual Return, Percent	21.06%	6.29%		8.35%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%	8.03%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	39.25%	8.18%		9.29%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.35%	10.88%		12.58%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	27.35%	9.37%		9.64%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.35%	10.88%		12.58%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.35%	10.88%		12.58%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.35%	10.88%		12.58%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.35%	10.88%		12.58%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.35%	10.88%		12.58%
MSCI Hong Kong 25/50 Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Hong Kong 25/50 Index (Spliced)
Average Annual Return, Percent	14.40%	2.14%		4.99%
MSCI Japan Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Small Cap Index (Net)
Average Annual Return, Percent	24.48%	8.63%		8.70%
MSCI Malaysia Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Malaysia Index
Average Annual Return, Percent	19.98%	5.78%		3.00%
MSCI Pacific ex Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Pacific ex Japan Index (Net)
Average Annual Return, Percent	16.72%	7.26%		8.18%
MSCI Singapore 25/50 Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Singapore 25/50 Index (Spliced)
Average Annual Return, Percent	27.79%	14.11%		10.13%
MSCI Taiwan 25/50 Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Taiwan 25/50 Index (Spliced)
Average Annual Return, Percent	93.08%	20.42%		20.31%
MSCI Thailand IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Thailand IMI 25/50 Index (Net)
Average Annual Return, Percent	32.25%	1.49%		2.66%
MSCI Emerging Markets 100% Hedged to USD Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets 100% Hedged to USD Index (Net)
Average Annual Return, Percent	40.57%	10.33%		10.36%
MSCI Australia Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Australia Index (Net)
Average Annual Return, Percent	14.70%	7.75%		8.86%
MSCI Brazil 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Brazil 25/50 Index (Net)
Average Annual Return, Percent	28.96%	8.42%		6.85%
MSCI Canada Custom Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Canada Custom Capped Index (Spliced)
Average Annual Return, Percent	27.95%	12.95%		11.73%
MSCI Chile IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Chile IMI 25/50 Index (Net)
Average Annual Return, Percent	26.39%	11.86%		4.20%
MSCI Israel Capped Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Israel Capped Investable Market Index (Net)
Average Annual Return, Percent	31.86%	13.39%		11.56%
MSCI Japan Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index (Net)
Average Annual Return, Percent	27.82%	10.05%		9.58%
MSCI Mexico IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Mexico IMI 25/50 Index (Net)
Average Annual Return, Percent	28.37%	12.46%		7.49%
MSCI South Africa 25/50 Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI South Africa 25/50 Index (Spliced)
Average Annual Return, Percent	33.64%	12.73%		8.46%
MSCI Korea 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Korea 25/50 Index (Net)
Average Annual Return, Percent	158.34%	18.94%		15.02%
MSCI Turkey IMI 25/50 Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Turkey IMI 25/50 Index (Spliced)
Average Annual Return, Percent	16.89%	14.47%		3.65%
MSCI USA Equal Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Equal Weighted Index
Average Annual Return, Percent	15.93%	7.73%		11.70%
MSCI Emerging Markets Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index (Net)
Average Annual Return, Percent	36.44%	8.10%		9.24%
STOXX Emerging Markets Equity Factor Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Emerging Markets Equity Factor Index (Spliced)
Average Annual Return, Percent	39.52%	10.51%		10.58%
MSCI Emerging Markets Extended ESG Focus Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Extended ESG Focus Index (Spliced)
Average Annual Return, Percent	39.31%	7.69%		9.58%
MSCI BIC Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI BIC Index (Net)
Average Annual Return, Percent	(2.38%)	(1.53%)		4.54%
MSCI EM Asia Custom Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Asia Custom Capped Index (Spliced)
Average Annual Return, Percent	41.09%	8.49%		10.20%
MSCI Emerging Markets ex China Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index (Net)
Average Annual Return, Percent	59.26%	12.46%	10.65%
MSCI Emerging Markets Minimum Volatility (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Minimum Volatility Index (Net)
Average Annual Return, Percent	24.39%	6.65%		6.68%
MSCI Emerging Markets Small-Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index (Net)
Average Annual Return, Percent	19.49%	7.64%		9.05%
MSCI ACWI Minimum Volatility (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Minimum Volatility Index (Net)
Average Annual Return, Percent	8.75%	5.70%		7.49%
MSCI Austria IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Austria IMI 25/50 Index (Net)
Average Annual Return, Percent	47.05%	17.17%		14.96%
MSCI Belgium IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Belgium IMI 25/50 Index (Net)
Average Annual Return, Percent	21.19%	6.75%		6.27%
MSCI EMU Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EMU Index (Net)
Average Annual Return, Percent	21.22%	9.83%		10.32%
MSCI France Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI France Index
Average Annual Return, Percent	11.18%	7.22%		10.18%
MSCI Germany Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Germany Index (Net)
Average Annual Return, Percent	8.26%	7.69%		8.14%
MSCI Italy 25/50 Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Italy 25/50 Index (Net)
Average Annual Return, Percent	25.96%	17.98%		14.50%
MSCI Netherlands IMI 25/50 Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Netherlands IMI 25/50 Index (Spliced)
Average Annual Return, Percent	35.84%	8.41%		13.67%
MSCI Spain 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Spain 25/50 Index (Net)
Average Annual Return, Percent	35.26%	21.60%		12.91%
MSCI Sweden 25/50 Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Sweden 25/50 Index (Spliced)
Average Annual Return, Percent	18.29%	5.09%		9.43%
MSCI Switzerland 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Switzerland 25/50 Index (Net)
Average Annual Return, Percent	15.70%	6.55%		9.92%
MSCI ACWI Select Agriculture Producers Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Agriculture Producers IMI Index (Net)
Average Annual Return, Percent	19.28%	5.64%		8.99%
MSCI ACWI Select Gold Miners IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Gold Miners IMI Index (Net)
Average Annual Return, Percent	62.69%	28.27%		16.81%
MSCI ACWI Sel Metals & Mining Prd ex Gold & Silver Inv Mkt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net)
Average Annual Return, Percent	63.32%	12.53%		16.55%
MSCI ACWI Select Silver Miners Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Silver Miners IMI Index (Net)
Average Annual Return, Percent	88.89%	24.98%		13.13%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	20.37%	11.21%		13.01%